Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,250,909.06

Principal:
Principal Collections	$12,897,093.22
Prepayments in Full	$6,581,070.33
Liquidation Proceeds	$161,487.31
Recoveries	$50,913.30
Sub Total	$19,690,564.16
Collections	$20,941,473.22

Purchase Amounts:
Purchase Amounts Related to Principal	$322,795.44
Purchase Amounts Related to Interest	$1,796.59
Sub Total	$324,592.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,266,065.25

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,266,065.25
Servicing Fee	$270,119.47	$270,119.47	$0.00	$0.00	$20,995,945.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,995,945.78
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,995,945.78
Interest - Class A-3 Notes	$79,185.23	$79,185.23	$0.00	$0.00	$20,916,760.55
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$20,657,685.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,657,685.55
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$20,579,430.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,579,430.13
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$20,522,006.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,522,006.80
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$20,449,781.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,449,781.80
Regular Principal Payment	$18,097,674.10	$18,097,674.10	$0.00	$0.00	$2,352,107.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,352,107.70
Residuel Released to Depositor	$0.00	$2,352,107.70	$0.00	$0.00	$0.00
Total		$21,266,065.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,097,674.10
Total					$18,097,674.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,097,674.10	$47.38	$79,185.23	$0.21	$18,176,859.33	$47.59
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$18,097,674.10	$16.60	$546,163.98	$0.50	$18,643,838.08	$17.10

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$71,986,572.60	0.1884465	$53,888,898.50	0.1410704
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$291,436,572.60	0.2673117	$273,338,898.50	0.2507121

Pool Information
Weighted Average APR	4.470%	4.481%
Weighted Average Remaining Term	31.80	31.14
Number of Receivables Outstanding	27,280	26,262
Pool Balance	$324,143,361.88	$304,060,187.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$291,436,572.60	$273,338,898.50
Pool Factor	0.2701195	0.2533835

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$30,721,288.85
Targeted Overcollateralization Amount	$30,721,288.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,721,288.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$120,728.23
(Recoveries)		95	$50,913.30
Net Losses for Current Collection Period			$69,814.93
Cumulative Net Losses Last Collection Period			$7,320,428.67
Cumulative Net Losses for all Collection Periods			$7,390,243.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.50%	568	$7,598,462.00
61-90 Days Delinquent	0.29%	58	$889,540.72
91-120 Days Delinquent	0.08%	13	$231,078.69
Over 120 Days Delinquent	0.32%	59	$976,921.92
Total Delinquent Receivables	3.19%	698	$9,696,003.33

Repossession Inventory:
Repossessed in the Current Collection Period		18	$309,799.19
Total Repossessed Inventory		30	$514,213.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6170%
Preceding Collection Period			0.5957%
Current Collection Period			0.2667%
Three Month Average			0.4931%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4995%
Preceding Collection Period			0.4985%
Current Collection Period			0.4950%
Three Month Average			0.4977%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer